Trading assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2018
Trading assets and liabilities
end of	2Q18	1Q18	4Q17
Trading assets (CHF million)
Debt securities	67,595	68,380	72,765
Equity securities	43,754	46,595	55,722
Derivative instruments [1]	19,564	20,400	19,621
Other	4,673	4,826	8,226
Trading assets	135,586	140,201	156,334
Trading liabilities (CHF million)
Short positions	27,594	29,820	24,465
Derivative instruments [1]	15,182	14,935	14,654
Trading liabilities	42,776	44,755	39,119
1 Amounts shown after counterparty and cash collateral netting.

Cash collateral receivables and payables
Cash collateral on derivative instruments
end of	2Q18	1Q18	4Q17
Cash collateral – netted (CHF million) [1]
Cash collateral paid	21,195	22,022	23,288
Cash collateral received	14,376	14,165	14,996
Cash collateral – not netted (CHF million) [2]
Cash collateral paid	7,488	6,330	5,141
Cash collateral received	8,761	8,749	8,644
1 Recorded as cash collateral netting on derivative instruments in Note 23 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 20 – Other assets and other liabilities.

Bank
Trading assets and liabilities
end of	6M18	2017
Trading assets (CHF million)
Debt securities	67,695	72,826
Equity securities	43,799	55,822
Derivative instruments [1]	19,621	19,900
Other	4,672	8,226
Trading assets	135,787	156,774
Trading liabilities (CHF million)
Short positions	27,596	24,478
Derivative instruments [1]	15,183	14,654
Trading liabilities	42,779	39,132
1 Amounts shown after counterparty and cash collateral netting.

Cash collateral receivables and payables
Cash collateral on derivative instruments
end of	6M18	2017
Cash collateral – netted (CHF million) [1]
Cash collateral paid	21,252	23,587
Cash collateral received	14,376	14,996
Cash collateral – not netted (CHF million) [2]
Cash collateral paid	7,488	5,142
Cash collateral received	8,761	8,644
1 Recorded as cash collateral netting on derivative instruments in Note 22 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 19 – Other assets and other liabilities.